SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of reconciliation of class A common stock reflected in the condensed consolidated balance sheet

Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	$(10,733,333)
Issuance costs allocated to Class A common stock	(5,983,403)
Plus:
Remeasurement adjustment on redeemable common stock	$16,716,736

Class A common stock subject to possible redemption	$287,500,000

Schedule of calculation of basic and diluted net income (loss) per share

					For the Period
					from September 29,
	Three Months Ended		Nine Months Ended		2020 (Inception) Through
	September 30, 2021		September 30, 2021		September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net income (loss), as adjusted	$852,305	$213,076	$(442,279)	$(126,594)	$—	$—
Denominator:
Basic and diluted weighted average shares outstanding	28,750,000	7,187,500	24,642,857	7,053,571	—	—
Basic and diluted net income (loss) per common stock	$0.03	$0.03	$(0.02)	$(0.02)	$—	$—